Related party transactions (Details) ¥ in Thousands, $ in Thousands	1 Months Ended				12 Months Ended
	Oct. 31, 2016 CNY (¥)	Aug. 31, 2016 CNY (¥)	Jun. 30, 2013 CNY (¥)	Jul. 31, 2006	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY (¥)
Related party transactions
Amounts due to related parties-short term					¥ 633,376				¥ 388,908
Accounts receivable from related party customers, net					129,781				168,475
Amount due from related parties-short term					73,509				45,654
Amounts due from related parties-long term					228,252				280,080
Rental expenses under operating lease agreements					78,255	¥ 74,275	¥ 61,950
Accrued loss contingency related to guarantee								$ 10,350	63,331	$ 10,350	¥ 63,331
Sales of products					183,404	126,495	188,597
Purchase of products					2,358,415	1,015,077	1,079,882
Processing service received					110,972	8,438	14,735
Purchase of equipment and building					2,621		79,941
Sales of equipment					3,722
Provide entrusted loan					70,000	40,000	40,000
Provide Guarantee					310,000
Receive Guarantee					691,116				661,714		752,047
Hebei Jinglong
Related party transactions
Amounts due to related parties-short term					133,318				3,904
Accounts receivable from related party customers, net					60,634				18,011
Amount due from related parties-short term					24,962				39,194
Amounts due from related parties-long term									26,757
Initial term of long-term supply contract				4 years 6 months
Extended term of long-term supply contract				3 years
Unused prepayment					24,962				65,951		70,145
Rental expenses under operating lease agreements					39,914	52,614	47,352
Processing service received					0	0	320
Receive Guarantee					561,116				581,714		672,047
Jin Wei
Related party transactions
Amounts due to related parties-short term					114				39,785
Accounts receivable from related party customers, net									5,282
Xingtai Jinglong
Related party transactions
Amounts due to related parties-short term					120,423				63,766
Accounts receivable from related party customers, net					56				16,079
Songgong Electronics
Related party transactions
Amounts due to related parties-short term					133,860				92,709
Accounts receivable from related party customers, net					50,070				87,641
Amount due from related parties-short term					16,452
Provide entrusted loan	¥ 15,000				15,000
Provide Guarantee					260,000				0		0
Annual interest rate	5.36%
Longhai Property
Related party transactions
Amount due from related parties-short term					15,025
Provide entrusted loan		¥ 15,000			15,000
Receive Guarantee					50,000				0		0
Annual interest rate		5.36%
Yangguang Guifeng
Related party transactions
Amounts due to related parties-short term					77,567				32,914
Accounts receivable from related party customers, net					1,252				748
Jing Xing
Related party transactions
Accounts receivable from related party customers, net					14,354				197
Saimei Ganglong
Related party transactions
Amounts due to related parties-short term					56,761				32,574
Provide Guarantee					50,000				0		0
Fine Chemical
Related party transactions
Amounts due to related parties-short term					761				14,183
Hebei Jinglong Sunshine Equipment Co., Ltd
Related party transactions
Amounts due to related parties-short term					47,257				46,563
Ningjin Jingxing Electronic Material Co., Ltd
Related party transactions
Amounts due to related parties-short term					2,428				27,152
Taicang Juren
Related party transactions
Amounts due to related parties-short term					37,392
Purchase of products					158,639
Other related parties
Related party transactions
Amounts due to related parties-short term					23,495				35,358
Accounts receivable from related party customers, net					2,350				5,197
Amount due from related parties-short term					1,947				5,654
Purchase of products					7,223
Lin Cheng
Related party transactions
Accounts receivable from related party customers, net					1,065				35,320
Sales of products					162,516	92,158	115,382
Yangzhou Property
Related party transactions
Amount due from related parties-short term					40,085				40,000
Accrued loss contingency related to guarantee					0
Purchase of equipment and building							77,398
Provide entrusted loan			¥ 40,000		40,000	40,000	40,000
Receive Guarantee					80,000				¥ 80,000		¥ 80,000
Consideration for acquisition					¥ 0	¥ 0	77,398
Annual interest rate			6.60%		7.00%	7.00%
Repayment term (in years)			1 year
Subsidiaries of Hebei Jinglong
Related party transactions
Sales of products					¥ 20,888	¥ 34,337	73,215
Purchase of products					2,192,553	1,015,077	1,079,882
Processing service received					110,972	¥ 8,438	14,735
Purchase of equipment and building					2,621		¥ 2,543
Sales of equipment					¥ 3,722
Mr. Baofang Jin | Hebei Jinglong
Related party transactions
Percentage of ownership interest held by related party				78.45%
Mr. Baofang Jin | Jinglong Group
Related party transactions
Percentage of ownership interest held by related party				32.96%